Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		$ 1,314	$ 2,016	$ 1,048
Charged to Expense		(129)	(134)	1,123
Deduction from Reserves	[1]	(348)	(568)	(155)
Balance at End of Year		837	1,314	2,016
Warranty reserve
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		4,546	3,908	3,251
Charged to Expense		3,821	4,850	4,648
Charged to Other Accounts	[2]			82
Deduction from Reserves		(3,688)	(4,212)	(4,073)
Balance at End of Year		4,679	4,546	3,908
Deferred tax asset valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		42,562	42,641	2,713
Charged to Expense		(4,602)	(79)	8,464
Charged to Other Accounts	[3]	(16,163)		36,240
Deduction from Reserves	[4]			(4,776)
Balance at End of Year		$ 21,797	$ 42,562	$ 42,641

[1]	Primarily relates to write-offs of accounts receivable.
[2]	Relates to the warranty reserve acquired from acquisitions.
[3]	Valuation allowance recorded through goodwill.
[4]	Reduction in valuation allowance as a result of divesture of portion of business.